Severance and Restructuring Related Costs (Details) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Employee	Dec. 31, 2016 USD ($) Employee	Dec. 31, 2015 USD ($) Employee
Restructuring Cost and Reserve [Line Items]
Severance and restructuring costs			$ 91	$ 13	$ 14
Number of employees of restructuring costs | Employee			1,500	700	800
Gain (loss) on sale of property	$ (12)	$ 42
Restructuring Reserve [Roll Forward]
Balance at beginning of period			$ 9
Additional provisions			101
Cash payments			(87)
Balance at end of period	$ 23		23	$ 9
ISRS [Member]
Restructuring Cost and Reserve [Line Items]
Severance and restructuring costs			38	5	$ 8
Curtailment loss			5
C&NS [Member]
Restructuring Cost and Reserve [Line Items]
Severance and restructuring costs			52	8	7
Electronic Systems [Member]
Restructuring Cost and Reserve [Line Items]
Severance and restructuring costs			11	4	3
Curtailment loss			1
Consolidated Entities [Member]
Restructuring Cost and Reserve [Line Items]
Severance and restructuring costs			$ 101	$ 17	$ 18